CONSOLIDATED STATEMENTS OF CONDITION - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and due from banks	$ 388,311,000	$ 394,035,000
Money market investments:
Time deposits with other banks	3,262,286,000	4,171,048,000
Total money market investments	3,262,286,000	4,171,048,000
Trading account debt securities, at fair value:
Pledged securities with creditors' right to repledge	598,000	598,000
Other trading account debt securities	39,723,000	37,189,000
Debt securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	202,585,000	280,502,000
Other debt securities available-for-sale	17,445,888,000	13,019,682,000
Debt securities held-to-maturity, at amortized cost (fair value 2019 - $105,110; 2018 - $102,653)	97,662,000	101,575,000
Equity securities (realizable value 2019 -$165,952); (2018 - $159,821)	159,887,000	155,584,000
Loans held-for-sale, at lower of cost or fair value	59,203,000	51,422,000
Loans held-in-portfolio:
Loans held-in-portfolio	27,587,856,000	26,663,713,000
Less - Unearned income	180,983,000	155,824,000
Allowance for loan losses	477,708,000	569,348,000
Total loans held-in-portfolio, net	26,929,165,000	25,938,541,000
Premises and equipment, net	556,650,000	569,808,000
Other real estate	122,072,000	136,705,000
Accrued income receivable	180,871,000	166,022,000
Mortgage servicing assets, at fair value	150,906,000	169,777,000
Other Assets	1,819,615,000	1,714,134,000
Goodwill	671,122,000	671,122,000
Other intangible assets	28,780,000	26,833,000
Total assets	52,115,324,000	47,604,577,000
Deposits:
Non-interest bearing	9,160,173,000	9,149,036,000
Interest bearing	34,598,433,000	30,561,003,000
Total deposits	43,758,606,000	39,710,039,000
Assets sold under agreements to repurchase	193,378,000	281,529,000
Other short-term borrowings	0	42,000
Notes payable	1,101,608,000	1,256,102,000
Other liabilities	1,044,953,000	921,808,000
Total liabilities	46,098,545,000	42,169,520,000
Commitments and contingencies
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 2,006,391 shares issued and outstanding	50,160,000	50,160,000
Common stock, $0.01 par value; 170,000,000 shares authorized;104,392,222 shares issued (2018 - 104,320,303) and 95,589,629 shares outstanding (2018 - 99,942,845)	1,044,000	1,043,000
Surplus	4,447,412,000	4,365,606,000
Retained earnings	2,147,915,000	1,651,731,000
Treasury stock - at cost, 8,802,593 shares (2018 - 4,377,458)	(459,814,000)	(205,509,000)
Accumulated other comprehensive loss, net of tax	(169,938,000)	(427,974,000)
Total stockholders' equity	6,016,779,000	5,435,057,000
Total liabilities and stockholders' equity	$ 52,115,324,000	$ 47,604,577,000